Jan. 28, 2024
Shenkman Capital Floating Rate High Income Fund
Shenkman Capital Floating Rate High Income Fund
Investment Objective
The Floating Rate Fund seeks to generate a high level of current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Floating Rate Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund’s Class A shares. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A to the Prospectus. More information about these and other discounts is available from your financial professional and in the “Your Account with a Fund” section on page 33 of the Fund’s Prospectus, the “Class A Shares Sales Charge Reductions and Waivers” section beginning on page 35 of the Fund’s Prospectus, Appendix A to the Prospectus and the “Breakpoints/Volume Discounts and Sales Charge Waivers” section on page 47 of the Fund’s Statement of Additional Information (“SAI”). In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on your purchases and sales of Institutional Class shares of the Fund by certain financial intermediaries.
SHAREHOLDER FEES (fees paid directly from your investment)

SHAREHOLDER FEES (fees paid directly from your investment)	Class A	Class C	Class F	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	None	1.00%	None	None
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less)	1.00%	1.00%	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%		0.50%		0.50%	0.50%
Distribution and Service (Rule 12b-1) Fees	0.25%		1.00%		None	None
Other Expenses (includes Shareholder Servicing Plan Fee)	0.30%	(1)	0.30%	(1)	0.30%	0.20%
Shareholder Servicing Plan Fee	0.10%		0.10%		0.10%	None
Total Annual Fund Operating Expenses(2)	1.05%		1.80%		0.80%	0.70%
Less: Fee Waiver(3)	-0.16%		-0.16%		-0.16%	-0.16%
Total Annual Fund Operating Expenses After Fee Waiver	0.89%		1.64%		0.64%	0.54%

Example
This Example is intended to help you compare the cost of investing in the Floating Rate Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year). You may be required to pay brokerage commissions on your purchases and sales of Institutional Class shares of the Fund, which are not reflected in this Example. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A (if you redeem your shares at the end of the period)	$388	$609	$847	$1,530
Class C (if you redeem your shares at the end of the period)	$267	$551	$960	$2,103
Class F (if you redeem your shares at the end of the period)	$65	$239	$428	$975
Institutional Class (if you redeem your shares at the end of the period)	$55	$208	$374	$855

Class C (if you do not redeem your shares at the end of the period)	$167	$551	$960	$2,103

	1 Year	3 Years	5 Years	10 Years
Class A (if you redeem your shares at the end of the period)	$388	$609	$847	$1,530
Class C (if you redeem your shares at the end of the period)	$267	$551	$960	$2,103
Class F (if you redeem your shares at the end of the period)	$65	$239	$428	$975
Institutional Class (if you redeem your shares at the end of the period)	$55	$208	$374	$855

Class C (if you do not redeem your shares at the end of the period)	$167	$551	$960	$2,103

Portfolio Turnover
The Floating Rate Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.
Principal Investment Strategies of the Floating Rate Fund
Under normal market conditions, the Floating Rate Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of senior secured and unsecured floating rate bank loans and other floating rate instruments. The Fund seeks to provide a high level of current income through comprehensive fundamental analysis and compounding interest income. The Fund also seeks to preserve capital by avoiding defaults and minimizing both interest rate volatility and credit risk.
The loans and other instruments in which the Floating Rate Fund invests include bank loans (i.e., loan assignments and participations) to corporate borrowers, traditional corporate bonds, notes, debentures, zero-coupon bonds, collateralized loan obligations (“CLOs”) and other corporate debt instruments, and obligations of the U.S. Government and government-sponsored entities. A substantial portion of the Floating Rate Fund’s net assets may be comprised of covenant lite loans. The Fund may invest in corporate fixed-income instruments and loans of any maturity or credit quality. The Fund may invest without limit in loans, bonds or other debt obligations rated lower than Baa by Moody’s Investors Service, Inc. (“Moody’s”) or BBB by S&P Global Ratings (“S&P”) (i.e., “junk” bonds and loans), and may also invest without limit in Rule 144A and restricted fixed-income securities; provided, however, that the Floating Rate Fund may only invest up to 20% of its total assets in fixed-income instruments. The Fund generally invests in high yield instruments rated Caa or better by Moody’s or CCC or better by S&P, but retains the discretion to invest in even lower-rated instruments.
The Floating Rate Fund may invest up to 20% of its total assets in foreign fixed-income instruments, including those denominated in U.S. dollars, such as Yankee bonds, or other currencies, and may also invest up to 20% of its total assets in initial public offerings (“IPOs”) and other unseasoned companies. Additionally, the Fund may invest up to 15% of its total assets in convertible bonds, up to 15% of its total assets in other investment companies, including mutual funds and exchange-traded funds (“ETFs”), up to 10% of its total assets in preferred stocks, and up to 10% of its total assets in when-issued securities. The Fund may also utilize leverage of no more than 33% of the Fund’s total assets as part of the portfolio management process. Leverage is the practice of borrowing money to purchase investments, for instance, by borrowing money against a line of credit. The Fund may also create leverage by borrowing money against a margin account where the Fund’s portfolio holdings and cash serve as collateral for the loan. Additionally, the Fund may hold from time to time equity positions received as a result of a restructuring of a debt instrument held by the Fund.
The Floating Rate Fund may invest up to 100% of its net assets in high-quality, short-term debt securities and money market instruments for temporary defensive purposes.
Principal Investment Risks
Performance
The following information provides some indication of the risks of investing in the Floating Rate Fund. The bar chart shows the annual total returns of the Fund’s Institutional Class from year to year. The table shows how the average annual returns for the one year, five years and since inception periods for the Fund’s Institutional Class and Class F compare with those of broad measures of market performance and a more narrowly based index. As of December 31, 2023, the Fund’s Class A and C shares did not commence operations. The Class F shares commenced operations March 1, 2017. The following information shows the performance for the Institutional Class and Class F shares only. The performance for the Class A and C shares would differ only to extent that the Class A and C shares have different expenses than the Institutional Class shares, such as sales charges. If sales charges were included, the returns would be lower than those shown in the bar chart. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.shenkmancapital.com/mutual-funds/ or by calling the Fund toll-free at 1‑855-SHENKMAN (1-855-743-6562).
Calendar Year Total Returns as of December 31 – Institutional Class

During the period of time shown in the bar chart, the Floating Rate Fund’s highest return for a calendar quarter was 8.51% (quarter ended June 30, 2020) and the Fund’s lowest return for a calendar quarter was -12.13% (quarter ended March 31, 2020).
Average Annual Total Returns(for the periods ended December 31, 2023)

Average Annual Total Returns (for the periods ended December 31, 2023)	1 Year	5 Year	Since Inception (10/15/2014)
Institutional Class
Return Before Taxes	11.50%	4.88%	3.89%
Return After Taxes on Distributions	7.87%	2.73%	1.86%
Return After Taxes on Distributions and Sale of Fund Shares	6.71%	2.80%	2.06%
Class F(1)
Return Before Taxes	11.46%	4.89%	3.84%
Morningstar® LSTA US B- Ratings and Above Loan Index (reflects no deduction for fees, expenses or taxes)	13.18%	5.84%	4.61%
Morningstar® LSTA US Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)	13.32%	5.79%	4.59%

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or an individual retirement account (“IRA”). The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax deduction that benefits the investor.
Shenkman Capital Floating Rate High Income Fund | Class A
(if you redeem your shares at the end of the period)
Shenkman Capital Floating Rate High Income Fund | Class C
(if you redeem your shares at the end of the period)
(if you do not redeem your shares at the end of the period)
Shenkman Capital Floating Rate High Income Fund | Class F
(if you redeem your shares at the end of the period)
Shenkman Capital Floating Rate High Income Fund | Institutional Class
(if you redeem your shares at the end of the period)
Shenkman Capital Short Duration High Income Fund
Shenkman Capital Short Duration High Income Fund
Investment Objective
The Short Duration Fund seeks to generate a high level of current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Short Duration Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund’s Class A shares. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A to the Prospectus. More information about these and other discounts is available from your financial professional and in the “Your Account with a Fund” section on page 33 of the Fund’s Prospectus, the “Class A Shares Sales Charge Reductions and Waivers” section beginning on page 35 of the Fund’s Prospectus, Appendix A to the Prospectus and the “Breakpoints/Volume Discounts and Sales Charge Waivers” section on page 47 of the Fund’s Statement of Additional Information (“SAI”). In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on your purchases and sales of Institutional Class shares of the Fund by certain financial intermediaries.
SHAREHOLDER FEES (fees paid directly from your investment)

SHAREHOLDER FEES (fees paid directly from your investment)	Class A	Class C	Class F	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	None	1.00%	None	None
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less)	1.00%	1.00%	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%	0.55%	0.55%	0.55%
Distribution and Service (Rule 12b-1) Fees	0.25%	1.00%	None	None
Other Expenses (includes Shareholder Servicing Plan Fee)	0.20%	0.20%	0.20%	0.10%
Shareholder Servicing Plan Fee	0.10%	0.10%	0.10%	None
Total Annual Fund Operating Expenses(1)	1.00%	1.75%	0.75%	0.65%

Example
This Example is intended to help you compare the cost of investing in the Short Duration Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of
Institutional Class shares of the Fund, which are not reflected in this Example. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A (if you redeem your shares at the end of the period)	$399	$609	$836	$1,488
Class C (if you redeem your shares at the end of the period)	$278	$551	$949	$2,062
Class F (if you redeem your shares at the end of the period)	$77	$240	$417	$930
Institutional Class (if you redeem your shares at the end of the period)	$66	$208	$362	$810

Class C (if you do not redeem your shares at the end of the period)	$178	$551	$949	$2,062

	1 Year	3 Years	5 Years	10 Years
Class A (if you redeem your shares at the end of the period)	$399	$609	$836	$1,488
Class C (if you redeem your shares at the end of the period)	$278	$551	$949	$2,062
Class F (if you redeem your shares at the end of the period)	$77	$240	$417	$930
Institutional Class (if you redeem your shares at the end of the period)	$66	$208	$362	$810

Class C (if you do not redeem your shares at the end of the period)	$178	$551	$949	$2,062

Portfolio Turnover
The Short Duration Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.
Principal Investment Strategies of the Short Duration Fund
Under normal market conditions, the Short Duration Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in fixed-income securities, bank loans and other instruments issued by companies that are rated below investment grade (i.e., “junk” bonds and loans). The Fund considers below investment grade instruments to include instruments with ratings lower than BBB- by S&P Global Ratings (“S&P”) or Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), or that are not rated or considered by the Advisor to be equivalent to high yield instruments. The Fund generally invests in high yield instruments rated CCC or better by S&P or Caa or better by Moody’s, but retains the discretion to invest in even lower rated instruments.
The fixed-income securities, bank loans and other instruments in which the Short Duration Fund invests include traditional corporate bonds, U.S. government obligations and bank loans to corporate borrowers, and may have fixed, floating or variable rates. The Fund typically focuses on instruments that have short durations (i.e., have an expected redemption through maturity, call or other corporate action within three years or less from the time of purchase). The Fund will seek to maintain a dollar-weighted average portfolio duration of approximately three years or less. Duration is a measure of a debt instrument’s price sensitivity to yield. Higher duration indicates debt instruments that are more sensitive to interest rate changes. Bonds with shorter duration are typically less sensitive to interest rate changes. Duration takes into account a debt instrument’s cash flows over time, including the possibility that a debt instrument might be prepaid by the issuer or redeemed by the holder prior to its stated maturity date. In contrast, maturity measures only the time until final payment is due.
The Short Duration Fund may invest up to 20% of its total assets in foreign fixed-income instruments, including those denominated in U.S. dollars, such as Yankee bonds, or other currencies, and may also invest without limit in Rule 144A fixed-income securities. Additionally, the Fund may invest up to 15% of its total assets in convertible bonds, and up to 10% of its total assets in preferred stocks. The Fund may also utilize leverage of no more than 33% of the Fund’s total assets as part of the portfolio management process. Leverage is the practice of borrowing money to purchase investments, for instance, by borrowing money against a line of credit. The Fund may also create leverage by borrowing money against a margin account where the Fund’s portfolio holdings and cash serve as collateral for the loan.
Additionally, the Fund may hold from time to time equity positions received as a result of a restructuring of a debt instrument held by the Fund.
The Short Duration Fund may invest up to 100% of its net assets in high-quality, short-term debt securities and money market instruments for temporary defensive purposes.
Principal Investment Risks
Performance
The following information provides some indication of the risks of investing in the Short Duration Fund. The bar chart shows the annual total returns of the Fund’s Institutional Class shares from year to year and does not reflect the sales charges applicable to Class A and Class C. If sales charges were included, the returns would be lower than those shown in the bar chart. The table shows how the Fund’s Institutional
Class, Class A (reflecting the sales charges), Class C (reflecting the sales charges) and Class F average annual returns for one year, five years, ten years and since inception compare with those of broad measures of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.shenkmancapital.com/mutual-funds/ or by calling the Fund toll-free at 1‑855-SHENKMAN (1-855-743-6562).
Calendar Year Total Returns as of December 31 – Institutional Class

During the period of time shown in the bar chart, the Short Duration Fund’s highest return for a calendar quarter was 4.27% (quarter ended June 30, 2020) and the Fund’s lowest return for a calendar quarter was -5.15% (quarter ended March 31, 2020).
Average Annual Total Returns(for the periods ended December 31, 2023)

Average Annual Total Returns (for the periods ended December 31, 2023)	1 Year	5 Year	10 Year	Since Inception (10/31/2012)
Institutional Class
Return Before Taxes	9.23%	4.02%	3.20%	3.41%
Return After Taxes on Distributions	6.90%	2.42%	1.68%	1.89%
Return After Taxes on Distributions and Sale of Fund Shares	5.41%	2.39%	1.76%	1.93%
Class A
Return Before Taxes	5.54%	3.08%	2.54%	2.80%
Class C(1)
Return Before Taxes	7.01%	2.93%	2.11%	2.32%
Class F(2)
Return Before Taxes	9.16%	3.94%	3.11%	3.32%
ICE BofA 0-3 Year U.S. Treasury Index (G1QA)(3) (reflects no deduction for fees, expenses or taxes)	4.54%	1.50%	1.14%	1.05%
ICE BofA 0-2 Year Duration BB-B U.S. High Yield Constrained Index (H42C)(3) (reflects no deduction for fees, expenses or taxes)	9.54%	3.81%	3.59%	3.81%

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or an individual retirement account (“IRA”). The after-tax returns are shown only for the Institutional Class; after-tax returns for Class A, Class C and Class F will vary to the extent each class has different expenses. The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax deduction that benefits the investor.
Shenkman Capital Short Duration High Income Fund | Class A
(if you redeem your shares at the end of the period)
Shenkman Capital Short Duration High Income Fund | Class C
(if you redeem your shares at the end of the period)
(if you do not redeem your shares at the end of the period)
Shenkman Capital Short Duration High Income Fund | Class F
(if you redeem your shares at the end of the period)
Shenkman Capital Short Duration High Income Fund | Institutional Class
(if you redeem your shares at the end of the period)